Investment Objectives and Goals	Aug. 31, 2026
Calamos Nasdaq-100 Structured Alt Protection ETF - September
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq-100® Structured Alt Protection ETF® – September